Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement
Net sales	$ 1,169,747	$ 1,087,431	$ 1,009,825
Cost of sales	419,938	371,869	342,752
Gross profit	749,809	715,562	667,073
Operating expenses:
Research and development	130,636	126,040	107,900
Sales and marketing	307,332	267,484	244,814
General and administrative, integration and other	185,507	110,009	115,933
Acquisition-related intangible amortization	26,746	23,492	18,221
Total operating expenses	650,221	527,025	486,868
Income from operations	99,588	188,537	180,205
Other income (expense):
Interest income	6,128	4,457	3,522
Interest expense	(25,358)	(27,815)	(29,641)
Other income, net	15,854	7,942	18,244
Total other expense	(3,376)	(15,416)	(7,875)
Income before provision for income taxes	96,212	173,121	172,330
Provision for income taxes	1,263	28,810	34,563
Net income	94,949	144,311	137,767
Net (loss) attributable to noncontrolling interest	(1,089)	0	0
Net income attributable to the owners of QIAGEN N.V.	$ 96,038	$ 144,311	$ 137,767
Basic net income per common share attributable to the owners of QIAGEN N.V. (in dollars per share)	$ 0.41	$ 0.62	$ 0.67
Diluted net income per common share attributable to the owners of QIAGEN N.V. (in dollars per share)	$ 0.40	$ 0.60	$ 0.64
Weighted-average common shares outstanding (in thousands)
Basic (in shares)	233,850	232,635	206,928
Diluted (in shares)	239,064	240,483	213,612